INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 6,948	$ 7,464
Production in process	4,834	4,596
Raw materials	6,614	6,822
Manufacturing supplies, spare parts and other 1	2,154	1,862
Inventories	20,550	20,744
Other inventories, spare parts	1,500	1,300
Other current inventories	$ 600	$ 600